Principal accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Principal accounting policies
Schedule of estimated useful lives of property and equipment	The estimated useful lives are as follows:

Leasehold improvements	Over the shorter of lease term or 2 - 5 years
Furniture and fixtures	2 - 5 years
Office equipment	3 - 5 years

Schedule of estimated useful lives of finite lived intangible assets
Computer software and systems	2 - 5 years

Schedule of revenue recognized from contracts with customers disaggregated by the three types of pricing models

The following table presents our revenue recognized from contracts with customers disaggregated by the three types of pricing models:

	For the year ended
	December 31, 2016	December 31, 2017	December 31, 2018
	Under ASC 605	Under ASC 605	Under ASC 606
Recognized over time
- Sales agent	7,924	8,311	8,671
- Cost-plus	15,378	10,788	12,192
	23,302	19,099	20,863
Recognized at point in time
- Specified actions	72,055	106,159	139,154
	95,357	125,258	160,017

Schedule of effect of the adoption of ASC 606

The following table illustrates the effect of the adoption of ASC 606 by presenting a comparison of selected line items from the Group’s consolidated statements of comprehensive loss for the year ended December 31, 2018, as actually reported and as they would have been reported under ASC 605, without the adoption of ASC 606 (in thousands, except per share data):

		Without	Effect of
		adoption of	change
	As reported	ASC 606	higher/(lower)
Net revenues	160,017	162,671	(2,654)
Cost of revenues	(120,897)	(123,551)	(2,654)
Gross profit	39,120	39,120	—
Loss before income tax expense	(31,956)	(31,956)	—
Income tax expense	(655)	(655)	—
Net loss	(32,611)	(32,611)	—
Basic net loss per share attributable to iClick Interactive Asia Group Limited	(1.23)	(1.23)	—
Diluted net loss per share attributable to iClick Interactive Asia Group Limited	(1.23)	(1.23)	—

Schedule of changes in deferred revenue

Balance as of January 1, 2018	33,037
Additions to deferred revenue	192,822
Recognition of deferred revenue as revenues	(197,698)
Exchange differences	(970)
Balance as of December 31, 2018	27,191